UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-07702_

 Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036
 (Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management	S E M I - A N N U A L R E P O R T
	7 Times Square 21st Floor	S e p t e m b e r 3 0 , 2 0 1 1
New York, NY 10036-6524

DISTRIBUTOR	EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

SHAREHOLDER	State Street Bank and Trust Co.	Value Line Asset Allocation Fund, Inc.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00082465

Value Line Asset Allocation Fund, Inc.

To Our Value Line Asset

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended September 30, 2011. I encourage you to carefully review this report, which includes economic observations, your Fund’s performance data and highlights, schedule of investments, and financial statements.

The Value Line Asset Allocation Fund (the “Fund”) had a total return of -8.28% for the six-month period. That compared to a total return of -14.21% for the Standard & Poor’s 500 Index(1) in the same period, and a total return of 7.49% for the Barclays Capital U.S. Government/Credit Bond Index(2). Your Fund benefited, versus the S&P 500, from a significant underweighting in both the Financial Services sector and the Energy sector, two of the worst-performing sectors during the stock market decline.  The Fund was hurt, however, by its asset allocation that favored stocks over bonds.

Since the Fund’s inception 18 years ago, its average annual total return has outperformed the S&P 500’s average annual total return by nearly two percentage points, through September 30, 2011. It’s noteworthy that this has been accomplished even while holding a significant portion of assets in bonds and cash, thus limiting the risk exposure of our shareholders. Lipper Inc., an independent mutual fund advisory service, awards your Fund its top Lipper Leader Rating of 5 in Overall Total Return(3) as well as for 5 & 10 years (3 for 3 yrs). The fund also has a top Lipper Leader rating of 5 in Overall Tax Efficiency(3), as well as for 3, 5 & 10 years.

Key to the Fund’s long-term success is our disciplined investment strategy. We invest only in stocks showing strong earnings momentum and stock price momentum, relative to other stocks. When that momentum lags, we are quick to sell, replacing the issue with one showing superior momentum. This is truly a portfolio of growth stocks, representing companies that have demonstrated an ability to increase their earnings and stock price steadily over time. The resulting high quality of the portfolio’s holdings is one more way that we limit the risk exposure of our shareholders.

Yet another way we reduce risk is through wide diversification. The Fund currently holds over 200 stocks across many different industries. We typically invest about 1/4 of 1% of assets in any new holding. A wide variety of company sizes is represented in the portfolio, too. Large-capitalization stocks make up about 35% of the stock investments; mid-cap, 45%; and small-cap, 20%. As for bond holdings, the Fund’s mandate is to invest only in higher quality issues. The portfolio currently holds a variety of Treasury, agency and corporate bonds, primarily of short to intermediate maturities.

At the beginning of the fiscal year (March 31), the Fund’s allocation was about 70% in stocks, 25% in bonds and 5% in cash equivalents. In response to lower stock prices and lower interest rates, we have since moved the stock allocation up to about 77%, while slightly reducing the positions in both bonds and cash. Asset allocation of the Fund is primarily determined by Value Line’s proprietary stock market model, which monitors certain economic and financial variables.

Thank you for your continued confidence in us.

Sincerely,

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Stephen E. Grant
Stephen E. Grant, Portfolio Manager

Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders

(1)	The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.
(2)	The Barclays Capital U.S. Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.
(3)	Lipper Leader ratings for Tax Efficiency reflect funds’ historical success in postponing taxable distributions relative to peers. Scores for Tax Efficiency are computed for all Lipper classifications with five or more distinct portfolios and span both equity and fixed-income funds (e.g., large-cap core, general U.S. Treasury, etc.). Lipper Leader ratings for Total Return reflect funds’ historical total return performance relative to peers. Ratings for Total Return are computed for all Lipper classifications with five or more distinct portfolios and span both equity and fixed-income funds (e.g., large-cap core, general U.S. Treasury, etc.).
The ratings are subject to change every month and are calculated for the following time periods: 3-year, 5-year, 10-year, and overall. The overall calculation is based on an equal-weighted average of percentile ranks for the Tax Efficiency / Total Return metrics over three-, five-, and ten-year periods (if applicable). The highest 20% of funds in each classification are named Lipper Leaders for Tax Efficiency, the next 20% receive a rating of 4, the middle 20% are rated 3, the next 20% are rated 2, and the lowest 20% are rated 1. Total Return - 3 years out of 514 funds, 5 yrs out of 427 funds, 10 yrs out of 218 funds & Overall out of 514 funds. Tax Efficiency - 3 years out of 514 funds, 5 yrs out of 427 funds, 10 yrs out of 218 funds & Overall out of 514 funds

Value Line Asset Allocation Fund, Inc.

Economic Highlights (unaudited)

The first half of 2011 saw the broad US stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the US recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poors who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the US Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. While modestly better job creation was reported in September, it was not enough to move the unemployment level below 9.1%.

Value Line Asset Allocation Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 through September 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	paid during
	account value	account value	period 4/1/11
	4/1/11	9/30/11	thru 9/30/11*
Actual	$1,000.00	$917.21	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.17% multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2011 (unaudited)

Ten Largest Holdings

	Principal Amount		Percentage of
Issue	or Shares	Value	Net Assets
Verizon Communications, Inc., 8.75%, 11/1/18	$1,000,000	$1,339,131	2.3%
U.S. Treasury Bonds, 4.50%, 5/15/38	$1,000,000	$1,302,500	2.2%
BellSouth Corp., 5.20%, 9/15/14	$1,000,000	$1,098,035	1.9%
Federal National Mortgage Association, 4.50%, 5/1/41	$985,443	$1,046,777	1.8%
Federal National Mortgage Association, 4.50%, 10/25/39	$913,399	$998,502	1.7%
General Electric Capital Corp. MTN, 0.48%, 5/11/16	$1,000,000	$922,515	1.6%
Federal National Mortgage Association, 5.00%, 11/1/34	$805,739	$870,559	1.5%
Federal National Mortgage Association, 4.50%, 4/1/40	$818,662	$869,615	1.5%
Goldman Sachs Group, Inc. (The), 0.81%, 3/22/16	$1,000,000	$857,593	1.5%
ANSYS, Inc.	15,000	$735,600	1.3%

Asset Allocation – Percentage of Net Assets

Sector Weightings – Percentage of Total Investment Securities

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (77.1%)
	CONSUMER DISCRETIONARY (14.3%)
6,000	Arbitron, Inc.	$198,480
2,200	AutoZone, Inc. *	702,218
3,000	Bed Bath & Beyond, Inc. *	171,930
2,000	BJ’s Restaurants, Inc. *	88,220
3,000	BorgWarner, Inc. *	181,590
6,000	Brinker International, Inc.	125,520
1,000	Chipotle Mexican Grill, Inc. *	302,950
2,400	Coach, Inc.	124,392
5,000	Crocs, Inc. *	118,350
3,600	CTC Media, Inc.	32,040
3,000	Darden Restaurants, Inc.	128,250
3,600	Deckers Outdoor Corp. *	335,736
6,000	Domino’s Pizza, Inc. *	163,500
3,000	DSW, Inc. Class A	140,773
2,000	Fossil, Inc. *	162,120
3,000	Genuine Parts Co.	152,400
4,000	Gildan Activewear, Inc.	103,360
6,000	Johnson Controls, Inc.	158,220
4,000	Life Time Fitness, Inc. *	147,400
14,000	LKQ Corp. *	338,240
3,000	Lululemon Athletica, Inc. *	145,950
2,000	McDonald’s Corp.	175,640
5,400	Monro Muffler Brake, Inc.	178,038
2,000	New Oriental Education & Technology Group, Inc. ADR *	45,940
2,000	NIKE, Inc. Class B	171,020
4,000	O’Reilly Automotive, Inc. *	266,520
3,600	Peet’s Coffee & Tea, Inc. *	200,304
3,700	Penn National Gaming, Inc. *	123,173
1,500	Pool Corp.	39,270
1,200	Priceline.com, Inc. *	539,352
6,000	PVH Corp.	349,440
1,000	Ralph Lauren Corp.	129,700
3,200	Signet Jewelers Ltd. *	108,160
4,000	Sturm, Ruger & Co., Inc.	103,920
4,000	Tim Hortons, Inc.	185,120
9,000	TJX Companies, Inc. (The)	499,230
5,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	311,150
2,000	Under Armour, Inc. Class A *	132,820
3,400	Warnaco Group, Inc. (The) *	156,706

Shares		Value
1,000	Wynn Resorts Ltd.	$115,080
9,400	Yum! Brands, Inc.	464,266
		8,316,488

	CONSUMER STAPLES (5.6%)
2,300	British American Tobacco PLC ADR	194,879
2,000	Bunge Ltd.	116,580
12,800	Church & Dwight Co., Inc.	565,760
3,400	Corn Products International, Inc.	133,416
2,000	Costco Wholesale Corp.	165,317
15,450	Flowers Foods, Inc.	300,657
4,000	General Mills, Inc.	153,880
4,500	Green Mountain Coffee Roasters, Inc. *	418,230
3,000	Herbalife Ltd.	160,800
14,400	Hormel Foods Corp.	389,088
2,000	PepsiCo, Inc.	123,800
3,000	Ruddick Corp.	116,970
3,000	TreeHouse Foods, Inc. *	185,520
3,300	Whole Foods Market, Inc.	215,523
		3,240,420

	ENERGY (2.2%)
2,000	Cabot Oil & Gas Corp.	123,820
5,000	Chesapeake Energy Corp.	127,750
3,000	Concho Resources, Inc. *	213,420
2,000	Devon Energy Corp.	110,880
5,400	FMC Technologies, Inc. *	203,040
2,000	Oil States International, Inc. *	101,840
3,000	Rosetta Resources, Inc. *	102,660
2,000	SM Energy Co.	121,300
5,000	World Fuel Services Corp.	163,250
		1,267,960

	FINANCIALS (5.3%)
4,000	Affiliated Managers Group, Inc. *	312,200
6,300	AFLAC, Inc.	220,185
11,700	Arch Capital Group Ltd. *	382,298
2,400	Bank of Montreal	134,040
5,500	Bank of Nova Scotia	275,825
3,300	BlackRock, Inc.	488,433
9,700	Eaton Vance Corp.	216,019

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2011

Shares		Value
1,400	FBL Financial Group, Inc. Class A	$37,268
2,600	Franklin Resources, Inc.	248,664
2,000	M&T Bank Corp.	139,800
1,800	Portfolio Recovery Associates, Inc. *	111,996
2,000	ProAssurance Corp.	144,040
3,000	Saul Centers, Inc.	101,430
3,000	Stifel Financial Corp. *	79,680
3,800	T. Rowe Price Group, Inc.	181,526
		3,073,404

	HEALTH CARE (11.8%)
8,000	Akorn, Inc. *	62,480
11,000	Alexion Pharmaceuticals, Inc. *	704,660
2,800	Allergan, Inc.	230,664
6,200	Bio-Reference Laboratories, Inc. *	114,142
1,400	C.R. Bard, Inc.	122,556
6,000	Cerner Corp. *	411,120
6,000	Edwards Lifesciences Corp. *	427,680
4,000	Endo Pharmaceuticals Holdings, Inc. *	111,960
8,800	Express Scripts, Inc. *	326,216
4,600	Fresenius Medical Care AG & Co. KGaA ADR	310,638
5,700	Henry Schein, Inc. *	353,457
6,000	HMS Holdings Corp. *	146,340
7,000	IDEXX Laboratories, Inc. *	482,790
8,000	MAKO Surgical Corp. *	273,760
2,000	Mednax, Inc. *	125,280
1,000	Mettler-Toledo International, Inc. *	139,960
2,800	MWI Veterinary Supply, Inc. *	192,696
6,750	Neogen Corp. *	234,360
2,000	Novo Nordisk A/S ADR	199,040
700	Orthofix International N.V. *	24,157
7,000	Owens & Minor, Inc.	199,360
6,400	Pharmasset, Inc. *	527,168
3,600	SXC Health Solutions Corp. *	200,520
6,000	Teva Pharmaceutical Industries Ltd. ADR	223,320
2,300	Thermo Fisher Scientific, Inc. *	116,472

Shares		Value
3,000	UnitedHealth Group, Inc.	$138,360
3,000	Universal Health Services, Inc. Class B	102,000
5,400	Volcano Corp. *	160,002
2,000	WellPoint, Inc.	130,560
2,300	West Pharmaceutical Services, Inc.	85,330
		6,877,048

	INDUSTRIALS (16.7%)
4,000	Acacia Research - Acacia Technologies *	143,960
6,600	Acuity Brands, Inc.	237,864
11,250	AMETEK, Inc.	370,912
3,000	C.H. Robinson Worldwide, Inc.	205,410
6,400	Canadian National Railway Co.	426,112
6,000	Chicago Bridge & Iron Co. N.V.	171,780
3,300	CLARCOR, Inc.	136,554
3,000	Clean Harbors, Inc. *	153,900
5,400	Danaher Corp.	226,476
4,000	Donaldson Co., Inc.	219,200
3,000	Eaton Corp.	106,500
5,000	EnerSys *	100,100
5,300	Esterline Technologies Corp. *	274,752
3,500	Flowserve Corp.	259,000
4,000	IDEX Corp.	124,640
3,000	IHS, Inc. Class A *	224,430
4,800	II-VI, Inc. *	84,000
5,000	Iron Mountain, Inc.	158,100
5,000	ITT Corp.	210,000
3,300	J.B. Hunt Transport Services, Inc.	119,196
11,400	Kansas City Southern *	569,544
4,400	Kirby Corp. *	231,616
3,500	L-3 Communications Holdings, Inc.	216,895
5,000	Lennox International, Inc.	128,900
6,200	Polypore International, Inc. *	350,424
1,000	Precision Castparts Corp.	155,460
15,000	Republic Services, Inc.	420,900
9,000	Rollins, Inc.	168,390
4,600	Roper Industries, Inc.	316,986

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
8,600	Stericycle, Inc. *	$694,192
3,000	Teledyne Technologies, Inc. *	146,580
1,000	Tennant Co.	35,370
3,000	Toro Co. (The)	147,810
2,500	TransDigm Group, Inc. *	204,175
3,000	Twin Disc, Inc.	80,010
3,000	U.S. Ecology, Inc.	46,410
2,400	Union Pacific Corp.	196,008
800	United Stationers, Inc.	21,800
5,000	United Technologies Corp.	351,800
2,000	Valmont Industries, Inc.	155,880
3,200	W.W. Grainger, Inc.	478,528
15,750	Waste Connections, Inc.	532,665
5,600	Woodward Inc.	153,440
		9,756,669

	INFORMATION TECHNOLOGY (11.9%)
3,000	Accenture PLC Class A	158,040
5,000	Acme Packet, Inc. *	212,950
12,000	Activision Blizzard, Inc.	142,800
2,000	Alliance Data Systems Corp. *	185,400
10,000	Amphenol Corp. Class A	407,700
15,000	ANSYS, Inc. *	735,600
600	Apple, Inc. *	228,708
5,400	Avago Technologies Ltd.	176,958
1,400	Baidu, Inc. ADR *	149,674
1,000	Blackbaud, Inc.	22,270
2,400	Cavium, Inc. *	64,824
4,000	Check Point Software Technologies Ltd. *	211,040
4,000	Cognizant Technology Solutions Corp. Class A *	250,800
3,000	Coherent, Inc. *	128,880
4,400	CommVault Systems, Inc *	163,064
2,500	Equinix, Inc. *	222,075
1,400	FactSet Research Systems, Inc.	124,558
300	Google, Inc. Class A *	154,314
6,500	Informatica Corp. *	266,175
5,100	j2 Global Communications, Inc.	137,190
3,600	Liquidity Services, Inc. *	115,452
500	MasterCard, Inc. Class A	158,580
3,400	MICROS Systems, Inc. *	149,294
8,000	Oracle Corp.	229,920

Shares		Value
4,000	Rackspace Hosting, Inc. *	$136,560
3,000	Rovi Corp. *	128,940
4,500	Salesforce.com, Inc. *	514,260
4,000	Solera Holdings, Inc.	202,000
5,700	Synchronoss Technologies, Inc. *	141,987
6,000	Taleo Corp. Class A *	154,320
9,000	TIBCO Software, Inc. *	201,510
3,000	Ultimate Software Group, Inc. (The) *	140,160
6,000	VeriFone Systems, Inc. *	210,120
2,100	VMware, Inc. Class A *	168,798
3,000	Wright Express Corp. *	114,120
		6,909,041

	MATERIALS (6.5%)
4,000	Air Products & Chemicals, Inc.	305,480
4,000	Albemarle Corp.	161,600
7,000	AptarGroup, Inc.	312,690
5,200	Balchem Corp.	194,012
3,700	Ball Corp.	114,774
7,000	Celanese Corp. Series A	227,710
1,000	CF Industries Holdings, Inc.	123,390
6,000	Crown Holdings, Inc. *	183,660
2,700	Cytec Industries, Inc.	94,878
2,000	FMC Corp.	138,320
1,200	Hawkins, Inc.	38,208
3,200	LSB Industries, Inc. *	91,744
2,000	NewMarket Corp.	303,740
5,400	Praxair, Inc.	504,792
6,000	Rockwood Holdings, Inc. *	202,140
3,100	Scotts Miracle-Gro Co. (The) Class A	138,260
8,400	Sigma-Aldrich Corp.	519,036
2,000	TPC Group, Inc. *	40,160
4,000	Valspar Corp. (The)	124,840
		3,819,434

	TELECOMMUNICATION
	SERVICES (1.3%)
2,400	AboveNet, Inc.	128,640
3,000	American Tower Corp. Class A *	161,400
4,000	Crown Castle International Corp. *	162,680

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2011

Shares		Value
9,000	SBA Communications Corp. Class A *	$310,320
		763,040

	UTILITIES (1.5%)
3,000	ITC Holdings Corp.	232,290
3,300	NSTAR	147,873
2,000	Oneok, Inc.	132,080
3,000	Questar Corp.	53,130
2,600	South Jersey Industries, Inc.	129,350
6,000	Wisconsin Energy Corp.	187,740
		882,463

	TOTAL COMMON STOCKS
	(Cost $34,322,533) (77.1%)	44,905,967

Principal
Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.5%)
$446,303	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	459,293
623,846	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	654,122
284,800	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	307,433
805,739	Federal National Mortgage Association, 5.00%, 11/1/34	870,559
913,399	Federal National Mortgage Association, 4.50%, 10/25/39	998,502
818,662	Federal National Mortgage Association, 4.50%, 4/1/40	869,615
138,613	Federal National Mortgage Association, 4.50%, 7/1/40	147,241

Principal Amount		Value
$985,443	Federal National Mortgage Association, 4.50%, 5/1/41	$1,046,777
663,281	Government National Mortgage Association, 5.50%, 1/15/36	734,191

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $5,755,220) (10.5%)	6,087,733

CORPORATE BONDS & NOTES (8.4%)
	COMMUNICATIONS (4.2%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,098,035
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,339,131
		2,437,166

	DIVERSIFIED (3.0%)
1,000,000	General Electric Capital Corp. MTN, 0.48%, 5/11/16 (1)	922,515
1,000,000	Goldman Sachs Group, Inc. (The), 0.81%, 3/22/16 (1)	857,593
		1,780,108

	ENERGY (1.2%)
700,000	Schlumberger Investment SA, 3.30%, 9/14/21 (2)	700,698

	TOTAL CORPORATE BONDS & NOTES
	(Cost $4,574,352) (8.4%)	4,917,972

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS (2.2%)
	U.S. TREASURY NOTES & BONDS (2.2%)
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	$1,302,500
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,001,083) (2.2%)	1,302,500

	TOTAL INVESTMENT SECURITIES (98.2%) (Cost $45,653,188)	57,214,172

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)		1,021,982

NET ASSETS (100%)		$58,236,154

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($58,236,154 ÷ 2,970,379 shares outstanding)		$19.61

*	Non-income producing.
(1)	Floating rate note. The interest rate shown reflects the rate as of September 30, 2011.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
ADR	American Depositary Receipt.
MTN	Medium Term Note.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities at September 30, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $45,653,188)	$57,214,172
Cash	1,599,340
Interest and dividends receivable	112,003
Receivable for capital shares sold	24,310
Prepaid expenses	8,895
Total Assets	58,958,720
Liabilities:
Payable for securities purchased	655,578
Payable for capital shares redeemed	9,501
Accrued expenses:
Advisory fee	32,102
Service and distribution plan fees	7,463
Other	17,922
Total Liabilities	722,566
Net Assets	$58,236,154
Net assets consist of:
Capital stock, at $0.001 par value (authorized 300,000,000, outstanding 2,970,379 shares)	$2,970
Additional paid-in capital	44,757,575
Undistributed net investment income	342,228
Accumulated net realized gain on investments and foreign currency	1,572,487
Net unrealized appreciation of investments and foreign currency translations	11,560,894
Net Assets	$58,236,154
Net Asset Value, Offering and Redemption Price per Outstanding Share ($58,236,154 ÷ 2,970,379 shares outstanding)	$19.61

Statement of Operations for the Six Months Ended September 30, 2011 (unaudited)

Investment Income:
Interest	$287,571
Dividends (net of foreign withholding tax of $3,414)	193,711
Total Income	481,282
Expenses:
Advisory fee	202,777
Service and distribution plan fees	77,991
Custodian fees	27,734
Transfer agent fees	20,349
Printing and postage	19,294
Registration and filing fees	16,976
Auditing and legal fees	16,414
Directors’ fees and expenses	5,712
Insurance	3,835
Other	5,385
Total Expenses Before Fees Waived and Custody Credits	396,467
Less: Service and Distribution Plan Fees Waived	(31,196)
Less: Custody Credits	(102)
Net Expenses	365,169
Net Investment Income	116,113
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	2,013,703
Change in Net Unrealized Appreciation/(Depreciation)	(7,353,234)
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(5,339,531)
Net Increase in Net Assets from Operations	$(5,223,418)

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets for the Six Months Ended September 30, 2011 (unaudited) and for the Year Ended March 31, 2011

	Six Months Ended
	September 30, 2011	Year Ended
	(unaudited)	March 31, 2011
Operations:
Net investment income	$116,113	$225,045
Net realized gain on investments and foreign currency	2,013,703	4,368,690
Change in net unrealized appreciation/(depreciation)	(7,353,234)	6,071,286
Net increase/(decrease) in net assets from operations	(5,223,418)	10,665,021

Distributions to Shareholders:
Net investment income	—	(278,217)

Capital Share Transactions:
Proceeds from sale of shares	4,597,034	2,868,679
Proceeds from reinvestment of dividends to shareholders	—	265,879
Cost of shares redeemed	(4,290,117)	(9,321,763)
Net increase/(decrease) in net assets from capital share transactions	306,917	(6,187,205)
Total Increase/(Decrease) in Net Assets	(4,916,501)	4,199,599

Net Assets:
Beginning of period	63,152,655	58,953,056
End of period	$58,236,154	$63,152,655
Undistributed net investment income, at end of period	$342,228	$226,115

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line Asset Allocation Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, EULAV Asset Management (the “Adviser”), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Value Line Asset Allocation Fund, Inc.

September 30, 2011

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$44,905,967	$0	$0	$44,905,967
U.S. Government Agency
Obligations	0	6,087,733	0	6,087,733
Corporate Bonds & Notes	0	4,917,972	0	4,917,972
U.S. Treasury Obligations	0	1,302,500	0	1,302,500
Total Investments in Securities	$44,905,967	$12,308,205	$0	$57,214,172

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at September 30, 2011.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

(E) Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

(F) Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/(depreciation) on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts: The Fund may own shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes: The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

(J) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Capital Share Transactions

Transactions in capital stock were as follows:
	Six Months Ended
	September 30,	Year Ended
	2011 (unaudited)	March 31, 2011
Shares sold	218,949	147,837
Shares issued to shareholders in reinvestment of dividends and distributions	—	13,149
Shares redeemed	(202,561)	(491,844)
Net increase/decrease	16,388	(330,858)
Dividends per share from net investment income	$—	$0.0923

3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:
Six Months
Ended
September 30,
2011
(unaudited)
Purchases:
U.S. Government Agency Obligations	$0
Other Investment Securities	13,171,350
Total Purchases	$13,171,350

Sales:
U.S. Government Agency Obligations	$3,997,980
Other Investment Securities	8,194,784
Total Sales	$12,192,764

Value Line Asset Allocation Fund, Inc.

September 30, 2011

4. Income Taxes

At September 30, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$45,653,188
Gross tax unrealized appreciation	13,963,636
Gross tax unrealized depreciation	(2,402,652)
Net tax unrealized appreciation on investments	$11,560,984

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $202,777 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended September 30, 2011. The fee was computed at an annual rate of 0.65% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2011, fees amounting to $77,991 before fee waivers, were accrued under the Plan. Effective March 1, 2009 through July 31, 2012, the Distributor contractually agreed to waive 0.10% of the Fund’s 12b-1 fee for one year periods. For the six months ended September 30, 2011, the fees waived amounted to $31,196. The Distributor has no right to recoup previously waived amounts.

For the six months ended September 30, 2011, the Fund’s expenses were reduced by $102 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At September 30, 2011, the officers and directors of the Fund as a group owned 562 shares, representing less than 1% of the outstanding shares.

Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	September 30,
	2011		Years Ended March 31,
	(unaudited)		2011	2010		2009	2008	2007
Net asset value, beginning of period	$21.38		$17.95	$13.77		$20.31	$21.54	$22.11
Income from investment operations:
Net investment income	0.04		0.08	0.12		0.13	0.13	0.19
Net gains or (losses) on securities (both realized and unrealized)	(1.81)		3.44	4.20		(6.13)	0.45	0.77
Total from investment operations	(1.77)		3.52	4.32		(6.00)	0.58	0.96

Less distributions:
Dividends from net investment income	—		(0.09)	(0.14)		(0.07)	(0.17)	(0.16)
Distributions from net realized gains	—		—	—		(0.47)	(1.64)	(1.37)
Total distributions	—		(0.09)	(0.14)		(0.54)	(1.81)	(1.53)
Net asset value, end of period	$19.61		$21.38	$17.95		$13.77	$20.31	$21.54
Total return	(8.28	)%(3)	19.65%	31.40%		(29.62)%	2.18%	4.62%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$58,236		$63,153	$58,953		$63,943	$135,906	$130,214
Ratio of expenses to average net assets(1)	1.27	%(4)	1.26%	1.31	%(5)	1.19%	1.10%	1.11%
Ratio of expenses to average net assets(2)	1.17	%(4)	1.16%	1.16	%(6)	1.17%	1.09%	1.11%
Ratio of net investment income to average net assets	0.37	%(4)	0.39%	0.43%		0.49%	0.61%	0.82%
Portfolio turnover rate	20	%(3)	34%	30%		20%	25%	37%

(1)
Ratio reflects expenses grossed up for custody credit arrangement and grossed up for the waiver of a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits but exclusive of the fee waivers, would have been 1.18% and 1.09% for the years ended March 31, 2009 and 2008, respectively, and would have been unchanged for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Asset Allocation Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Mitchell E. Appel YOB: 1970	Director	Since 2010
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.
None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Director	Since 1993
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Director	Since 2000	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line Asset Allocation Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Director (Chairman of Board since March 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 - present)) and Senior Vice President (2004 - 2006) and President and Chief Operations Officer (2003 - 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Asset Allocation Fund, Inc.

[This Page Intentionally Left Blank.]

Value Line Asset Allocation Fund, Inc.

[This Page Intentionally Left Blank.]

Value Line Asset Allocation Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item2. Code of Ethics.
 Not Applicable

Item3. Audit Committee Financial Expert.
 Not Applicable

Item 9.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
(a)	Not applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	December 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	December 6, 2011